Trading revenues	6 Months Ended
Jun. 30, 2014
Trading revenues
8 Trading revenues

in	2Q14	1Q14	2Q13	6M14	6M13
Trading revenues (CHF million)
Interest rate products	2,969	1,250	(1,109)	4,219	588
Foreign exchange products	(1,337)	(1,014)	519	(2,351)	903
Equity/index-related products	(680)	176	571	(504)	489
Credit products	(850)	40	316	(810)	(44)
Commodity, emission and energy products	(17)	63	148	46	191
Other products	112	123	(88)	235	45
Trading revenues	197	638	357	835	2,172
Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.

> Refer to “Note 8 – Trading revenues” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2013 for further information on trading revenues and managing trading risks.